SUPPLEMENT DATED DECEMBER 1, 2008

TO THE PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 1, 2008

for

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

(the “Fund”)

Effective December 1, 2008, the following information supplements and replaces any contrary information in the Fund’s Prospectus and Statement of Additional Information:

Investment Strategy

The Fund may invest in excess of 20% of its assets in tender option bonds.

WASX011487

SUPPLEMENT DATED DECEMBER 1, 2008

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 1, 2008

for

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET NEW YORK MUNICIPAL MONEY MARKET FUND

(the “Fund”)

Effective December 1, 2008, the following information supplements and replaces any contrary information in the Fund’s Prospectus and Statement of Additional Information:

Investment Strategy

The Fund may invest in excess of 20% of its assets in tender option bonds.

WASX011486

SUPPLEMENT DATED DECEMBER 1, 2008

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 1, 2008

for

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET CALIFORNIA MUNICIPAL MONEY MARKET FUND

(the “Fund”)

Effective December 1, 2008, the following information supplements and replaces any contrary information in the Fund’s Prospectus and Statement of Additional Information:

Investment Strategy

The Fund may invest in excess of 20% of its assets in tender option bonds.

WASX011485